COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Commitments And Contingencies Details Narrative
Rent expenses			$ 13,002	$ 0	$ 0
Monthly rental rate			$ 2,167
Future minimum rental for fiscal year		$ 26,004
Future minimum rental due in two years	$ 2,167